CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Declared dividends (USD per share)	$ 2.00	$ 3.72	$ 3.51
Declared extraordinary dividend per share (U.S. dollar)	$ 0	$ 0	$ 0.97